Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 1.9%
Entertainment 0.3%
Cinemark Holdings, Inc.	202,933	3,050,083
World Wrestling Entertainment, Inc., Class A	90,340	4,180,032
Total		7,230,115
Interactive Media & Services 0.2%
TripAdvisor, Inc.	200,010	3,856,193
Yelp, Inc.(a)	121,610	2,643,801
Total		6,499,994
Media 1.3%
AMC Networks, Inc., Class A(a)	83,894	2,371,683
Cable One, Inc.	9,564	18,046,216
John Wiley & Sons, Inc., Class A	83,274	3,347,615
New York Times Co. (The), Class A	273,649	10,735,250
TEGNA, Inc.	412,890	4,839,071
Total		39,339,835
Wireless Telecommunication Services 0.1%
Telephone and Data Systems, Inc.	186,175	3,814,726
Total Communication Services		56,884,670
Consumer Discretionary 13.2%
Auto Components 1.3%
Adient PLC(a)	165,700	2,818,557
Dana, Inc.	273,970	3,462,981
Delphi Technologies PLC(a)	163,840	2,110,259
Gentex Corp.	481,546	12,732,076
Goodyear Tire & Rubber Co. (The)	442,700	3,368,947
Lear Corp.	104,750	11,108,738
Visteon Corp.(a)	53,230	3,832,560
Total		39,434,118
Automobiles 0.3%
Thor Industries, Inc.	105,074	9,057,379
Distributors 0.7%
Pool Corp.	76,220	20,504,704
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.(a)	102,788	3,439,286
Graham Holdings Co., Class B	8,282	2,966,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Grand Canyon Education, Inc.(a)	91,800	8,958,762
Service Corp. International	347,941	13,719,314
WW International, Inc.(a)	88,420	2,113,238
Total		31,197,461
Hotels, Restaurants & Leisure 3.5%
Boyd Gaming Corp.	152,360	3,257,457
Brinker International, Inc.	71,139	1,874,513
Caesars Entertainment Corp.(a)	1,062,450	12,101,306
Cheesecake Factory, Inc. (The)	78,165	1,678,984
Choice Hotels International, Inc.	60,470	4,887,790
Churchill Downs, Inc.	67,480	8,952,572
Cracker Barrel Old Country Store, Inc.	45,800	4,906,554
Dunkin’ Brands Group, Inc.	157,700	10,072,299
Eldorado Resorts, Inc.(a)	124,350	4,409,451
Jack in the Box, Inc.	45,020	3,017,240
Marriott Vacations Worldwide Corp.	71,229	6,398,501
Papa John’s International, Inc.	41,960	3,268,264
Penn National Gaming, Inc.(a)	239,710	7,864,885
Scientific Games Corp., Class A(a)	102,960	1,619,561
Six Flags Entertainment Corp.	149,630	3,438,497
Texas Roadhouse, Inc.	124,200	6,439,770
Wendy’s Co. (The)	350,328	7,447,973
Wyndham Destinations, Inc.	172,660	5,490,588
Wyndham Hotels & Resorts, Inc.	181,160	8,320,679
Total		105,446,884
Household Durables 1.2%
Helen of Troy Ltd.(a)	47,900	8,713,968
KB Home	163,076	5,394,554
Taylor Morrison Home Corp., Class A(a)	251,770	4,866,714
Tempur Sealy International, Inc.(a)	86,494	5,642,004
Toll Brothers, Inc.	229,776	7,424,062
TRI Pointe Group, Inc.(a)	265,050	3,795,516
Total		35,836,818
Internet & Direct Marketing Retail 0.9%
Etsy, Inc.(a)	225,550	18,265,039
GrubHub, Inc.(a)	174,080	9,877,299
Total		28,142,338
Columbia Mid Cap Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.8%
Brunswick Corp.	155,280	8,541,953
Mattel, Inc.(a)	660,000	6,078,600
Polaris, Inc.	109,464	9,560,586
Total		24,181,139
Multiline Retail 0.3%
Dillard’s, Inc., Class A	18,760	562,988
Ollie’s Bargain Outlet Holdings, Inc.(a)	104,100	9,519,945
Total		10,082,933
Specialty Retail 2.2%
Aaron’s, Inc.	127,829	4,718,168
American Eagle Outfitters, Inc.	302,334	2,769,380
AutoNation, Inc.(a)	112,080	4,424,918
Bed Bath & Beyond, Inc.	240,930	1,751,561
Dick’s Sporting Goods, Inc.	121,060	4,365,424
Five Below, Inc.(a)	105,980	11,090,807
Foot Locker, Inc.	203,760	5,644,152
Murphy U.S.A., Inc.(a)	55,040	6,390,144
Restoration Hardware Holdings, Inc.(a)	31,100	6,745,279
Sally Beauty Holdings, Inc.(a)	221,430	2,887,447
Urban Outfitters, Inc.(a)	134,280	2,274,703
Williams-Sonoma, Inc.	147,738	12,293,279
Total		65,355,262
Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	84,032	7,219,189
Columbia Sportswear Co.	55,270	4,038,026
Deckers Outdoor Corp.(a)	53,252	9,720,088
Skechers U.S.A., Inc., Class A(a)	254,910	7,983,781
Total		28,961,084
Total Consumer Discretionary		398,200,120
Consumer Staples 3.7%
Beverages 0.3%
Boston Beer Co., Inc. (The), Class A(a)	17,540	9,905,364
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	232,550	8,371,800
Casey’s General Stores, Inc.	70,020	11,184,294
Sprouts Farmers Market, Inc.(a)	224,890	5,651,486
Total		25,207,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 2.1%
Darling Ingredients, Inc.(a)	311,640	7,264,328
Flowers Foods, Inc.	366,391	8,643,164
Hain Celestial Group, Inc. (The)(a)	152,930	4,814,236
Ingredion, Inc.	127,086	10,704,454
Lancaster Colony Corp.	37,675	5,781,606
Pilgrim’s Pride Corp.(a)	99,770	2,062,246
Post Holdings, Inc.(a)	126,521	11,014,918
Sanderson Farms, Inc.	37,530	4,954,711
Tootsie Roll Industries, Inc.	32,894	1,171,684
TreeHouse Foods, Inc.(a)	107,010	5,640,497
Total		62,051,844
Household Products 0.2%
Energizer Holdings, Inc.	122,463	5,373,677
Personal Products 0.2%
Edgewell Personal Care Co.(a)	103,183	3,138,827
Nu Skin Enterprises, Inc., Class A	105,740	3,931,413
Total		7,070,240
Total Consumer Staples		109,608,705
Energy 1.3%
Energy Equipment & Services 0.1%
Apergy Corp.(a)	147,450	1,337,372
Transocean Ltd.(a)	1,094,840	1,456,137
Total		2,793,509
Oil, Gas & Consumable Fuels 1.2%
Antero Midstream Corp.	565,390	2,702,564
Cimarex Energy Co.	193,800	5,093,064
CNX Resources Corp.(a)	355,180	3,619,284
EQT Corp.	486,630	6,491,644
Equitrans Midstream Corp.	392,820	3,177,914
Matador Resources Co.(a)	208,710	1,636,286
Murphy Oil Corp.	284,330	3,397,744
PBF Energy, Inc., Class A	193,910	2,059,324
World Fuel Services Corp.	124,480	3,171,751
WPX Energy, Inc.(a)	791,700	4,488,939
Total		35,838,514
Total Energy		38,632,023

2	Columbia Mid Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.6%
Banks 5.9%
Associated Banc-Corp.	303,319	4,249,499
BancorpSouth Bank	182,650	4,060,310
Bank of Hawaii Corp.	76,666	4,931,924
Bank OZK	230,110	5,175,174
Cathay General Bancorp	144,145	3,919,303
CIT Group, Inc.	180,310	3,270,823
Commerce Bancshares, Inc.	197,416	12,581,322
Cullen/Frost Bankers, Inc.	108,379	8,233,553
East West Bancorp, Inc.	277,207	9,688,385
First Financial Bankshares, Inc.	258,590	7,923,198
First Horizon National Corp.	592,350	5,538,472
FNB Corp.	618,520	4,583,233
Fulton Financial Corp.	312,415	3,502,172
Hancock Whitney Corp.	166,021	3,589,374
Home Bancshares, Inc.	295,350	4,273,715
International Bancshares Corp.	109,212	3,361,545
PacWest Bancorp	228,110	3,948,584
Pinnacle Financial Partners, Inc.	137,000	5,459,450
Prosperity Bancshares, Inc.	179,705	11,750,910
Signature Bank	102,771	10,576,164
Sterling Bancorp	384,610	4,730,703
Synovus Financial Corp.	278,955	5,353,146
TCF Financial Corp.	292,024	8,445,334
Texas Capital Bancshares, Inc.(a)	95,790	2,563,340
Trustmark Corp.	122,320	2,909,993
UMB Financial Corp.	82,240	4,217,267
Umpqua Holdings Corp.	419,200	4,774,688
United Bankshares, Inc.	241,610	7,026,019
Valley National Bancorp	745,601	5,949,896
Webster Financial Corp.	175,185	4,957,735
Wintrust Financial Corp.	108,640	4,601,990
Total		176,147,221
Capital Markets 2.8%
Affiliated Managers Group, Inc.	93,790	6,248,290
Eaton Vance Corp.	215,382	7,764,521
Evercore, Inc., Class A	74,400	4,100,184
Factset Research Systems, Inc.	72,234	22,212,677
Common Stocks (continued)
Issuer	Shares	Value ($)
Federated Hermes, Inc., Class B	182,880	4,048,963
Interactive Brokers Group, Inc., Class A	146,100	6,187,335
Janus Henderson Group PLC	296,227	6,386,654
Legg Mason, Inc.	155,320	7,739,596
SEI Investments Co.	240,255	13,026,626
Stifel Financial Corp.	130,150	6,209,457
Total		83,924,303
Consumer Finance 0.6%
FirstCash, Inc.	81,240	5,668,115
LendingTree, Inc.(a)	14,600	3,796,292
Navient Corp.	323,860	2,409,518
SLM Corp.	803,630	6,091,516
Total		17,965,441
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc.	455,330	6,670,584
Insurance 4.5%
Alleghany Corp.	27,398	14,057,914
American Financial Group, Inc.	142,477	8,582,814
Brighthouse Financial, Inc.(a)	207,990	6,179,383
Brown & Brown, Inc.	445,146	17,894,869
CNO Financial Group, Inc.	287,710	4,128,639
First American Financial Corp.	213,835	10,796,529
Genworth Financial, Inc., Class A(a)	958,090	2,922,175
Hanover Insurance Group, Inc. (The)	74,990	7,525,246
Kemper Corp.	119,251	7,560,513
Mercury General Corp.	51,631	2,077,115
Old Republic International Corp.	543,196	8,468,426
Primerica, Inc.	78,735	8,947,445
Reinsurance Group of America, Inc.	119,189	10,816,402
RenaissanceRe Holdings Ltd.	84,070	14,111,990
RLI Corp.	75,960	5,997,802
Selective Insurance Group, Inc.	113,080	5,931,046
Total		135,998,308

Columbia Mid Cap Index Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd.	186,620	6,167,791
New York Community Bancorp, Inc.	889,634	8,940,822
Washington Federal, Inc.	149,139	3,856,734
Total		18,965,347
Total Financials		439,671,204
Health Care 11.5%
Biotechnology 1.1%
Arrowhead Pharmaceuticals, Inc.(a)	190,560	6,143,654
Exelixis, Inc.(a)	578,390	14,292,017
Ligand Pharmaceuticals, Inc.(a)	31,420	3,191,329
United Therapeutics Corp.(a)	83,528	9,852,128
Total		33,479,128
Health Care Equipment & Supplies 3.2%
Avanos Medical, Inc.(a)	91,240	2,651,434
Cantel Medical Corp.	71,320	3,001,146
Globus Medical, Inc., Class A(a)	146,520	8,007,318
Haemonetics Corp.(a)	96,480	10,581,926
Hill-Rom Holdings, Inc.	127,084	12,920,630
ICU Medical, Inc.(a)	36,600	7,306,092
Integra LifeSciences Holdings Corp.(a)	135,670	7,069,764
LivaNova PLC(a)	92,130	4,928,034
Masimo Corp.(a)	93,390	22,431,344
NuVasive, Inc.(a)	99,130	6,007,278
Penumbra, Inc.(a)	61,140	10,541,759
Total		95,446,725
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.(a)	168,600	4,823,646
Amedisys, Inc.(a)	61,400	11,791,870
Chemed Corp.	30,470	14,580,200
Encompass Health Corp.	187,690	13,748,293
HealthEquity, Inc.(a)	134,920	8,360,992
LHC Group, Inc.(a)	56,380	9,162,314
Mednax, Inc.(a)	160,472	2,492,130
Molina Healthcare, Inc.(a)	119,350	22,177,617
Patterson Companies, Inc.	163,990	3,228,963
Tenet Healthcare Corp.(a)	197,770	4,303,475
Total		94,669,500
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.(a)	309,073	1,953,341
Life Sciences Tools & Services 2.9%
Bio-Rad Laboratories, Inc., Class A(a)	41,131	20,208,483
Bio-Techne Corp.	72,551	19,211,505
Charles River Laboratories International, Inc.(a)	92,968	16,702,631
Pra Health Sciences, Inc.(a)	120,400	12,461,400
Repligen Corp.(a)	89,190	11,681,214
Syneos Health, Inc.(a)	118,550	7,230,365
Total		87,495,598
Pharmaceuticals 1.1%
Catalent, Inc.(a)	294,590	22,898,481
Nektar Therapeutics(a)	334,880	7,266,896
Prestige Consumer Healthcare, Inc.(a)	95,620	4,035,164
Total		34,200,541
Total Health Care		347,244,833
Industrials 15.8%
Aerospace & Defense 1.7%
Axon Enterprise, Inc.(a)	112,960	8,580,442
Curtiss-Wright Corp.	81,260	8,150,378
Mercury Systems, Inc.(a)	105,720	9,446,082
Teledyne Technologies, Inc.(a)	69,420	25,971,410
Total		52,148,312
Air Freight & Logistics 0.5%
XPO Logistics, Inc.(a)	175,700	13,846,917
Airlines 0.2%
JetBlue Airways Corp.(a)	549,546	5,533,928
Building Products 1.3%
Lennox International, Inc.	66,752	14,274,248
Owens Corning	207,080	10,871,700
Resideo Technologies, Inc.(a)	233,790	1,650,557
Trex Company, Inc.(a)	111,050	13,339,326
Total		40,135,831

4	Columbia Mid Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.6%
Brink’s Co. (The)	95,230	3,818,723
Clean Harbors, Inc.(a)	97,740	5,804,779
Deluxe Corp.	80,142	1,869,713
Healthcare Services Group, Inc.	141,090	3,374,873
Herman Miller, Inc.	112,419	2,587,885
HNI Corp.	81,515	2,076,187
KAR Auction Services, Inc.	245,130	3,517,615
MSA Safety, Inc.	67,846	8,069,603
Stericycle, Inc.(a)	173,470	9,511,360
Tetra Tech, Inc.	103,910	8,198,499
Total		48,829,237
Construction & Engineering 1.1%
AECOM(a)	299,025	11,593,199
Dycom Industries, Inc.(a)	60,010	2,526,421
EMCOR Group, Inc.	106,890	6,792,860
Fluor Corp.	266,830	3,097,896
MasTec, Inc.(a)	114,790	4,494,029
Valmont Industries, Inc.	40,981	4,671,834
Total		33,176,239
Electrical Equipment 1.6%
Acuity Brands, Inc.	75,430	6,498,295
EnerSys	80,490	5,095,017
Generac Holdings, Inc.(a)	119,050	13,246,693
Hubbell, Inc.	103,525	12,673,531
nVent Electric PLC	296,230	5,429,896
Regal Beloit Corp.	77,934	6,198,870
Total		49,142,302
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	107,884	12,930,976
Machinery 4.3%
AGCO Corp.	119,321	6,590,099
Colfax Corp.(a)	159,150	4,465,749
Crane Co.	97,045	5,407,347
Donaldson Co., Inc.	240,915	11,431,417
Graco, Inc.	317,476	15,305,518
ITT, Inc.	166,942	9,632,553
Kennametal, Inc.	157,726	4,375,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Lincoln Electric Holdings, Inc.	116,405	9,564,999
Nordson Corp.	97,396	18,344,537
Oshkosh Corp.	129,550	9,304,281
Terex Corp.	124,865	1,962,878
Timken Co. (The)	129,045	5,489,574
Toro Co. (The)	202,920	14,421,524
Trinity Industries, Inc.	186,836	3,731,115
Woodward, Inc.	107,337	7,361,172
Total		127,388,082
Marine 0.2%
Kirby Corp.(a)	114,118	5,851,971
Professional Services 1.1%
ASGN, Inc.(a)	100,510	6,190,411
CoreLogic, Inc.	151,367	7,501,748
FTI Consulting, Inc.(a)	71,630	8,628,550
Insperity, Inc.	71,570	3,710,189
ManpowerGroup, Inc.	112,237	7,760,066
Total		33,790,964
Road & Rail 1.0%
Avis Budget Group, Inc.(a)	108,210	2,329,761
Knight-Swift Transportation Holdings, Inc.	233,880	9,731,747
Landstar System, Inc.	75,118	8,733,219
Ryder System, Inc.	101,450	3,475,677
Werner Enterprises, Inc.	84,314	3,896,993
Total		28,167,397
Trading Companies & Distributors 0.8%
GATX Corp.	66,818	4,192,161
MSC Industrial Direct Co., Inc., Class A	85,750	5,945,905
NOW, Inc.(a)	207,110	1,542,970
Watsco, Inc.	62,143	11,055,861
Total		22,736,897
Total Industrials		473,679,053

Columbia Mid Cap Index Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 16.5%
Communications Equipment 1.3%
Ciena Corp.(a)	294,472	16,272,523
InterDigital, Inc.	59,264	3,257,742
Lumentum Holdings, Inc.(a)	146,960	10,775,107
Netscout Systems, Inc.(a)	125,360	3,443,639
Viasat, Inc.(a)	109,780	4,610,760
Total		38,359,771
Electronic Equipment, Instruments & Components 3.8%
Arrow Electronics, Inc.(a)	155,046	10,710,578
Avnet, Inc.	192,190	5,235,256
Belden, Inc.	73,550	2,503,642
Cognex Corp.	325,310	18,458,089
Coherent, Inc.(a)	45,980	6,676,756
II-VI, Inc.(a)	166,020	7,890,930
Jabil, Inc.	264,440	7,912,045
Littelfuse, Inc.	46,370	7,534,661
National Instruments Corp.	224,536	8,694,034
SYNNEX Corp.	77,780	8,295,237
Tech Data Corp.(a)	67,434	9,187,208
Trimble Navigation Ltd.(a)	474,248	18,552,582
Vishay Intertechnology, Inc.	251,938	4,096,512
Total		115,747,530
IT Services 2.1%
CACI International, Inc., Class A(a)	47,670	11,954,683
KBR, Inc.	269,767	6,326,036
LiveRamp Holdings, Inc.(a)	128,863	6,498,561
MAXIMUS, Inc.	121,790	8,771,316
Perspecta, Inc.	261,760	5,803,219
Sabre Corp.	521,360	3,633,879
Science Applications International Corp.	93,404	8,223,288
WEX, Inc.(a)	82,407	12,202,829
Total		63,413,811
Semiconductors & Semiconductor Equipment 4.5%
Cabot Microelectronics Corp.	55,400	8,025,244
Cirrus Logic, Inc.(a)	110,020	7,974,250
Cree, Inc.(a)	205,038	10,803,452
Enphase Energy, Inc.(a)	151,430	8,811,712
Common Stocks (continued)
Issuer	Shares	Value ($)
First Solar, Inc.(a)	144,470	6,735,191
MKS Instruments, Inc.	103,760	10,960,169
Monolithic Power Systems, Inc.	76,900	16,129,775
Semtech Corp.(a)	126,100	6,705,998
Silicon Laboratories, Inc.(a)	82,562	7,732,757
SolarEdge Technologies, Inc.(a)	92,530	13,130,007
Synaptics, Inc.(a)	63,700	4,058,964
Teradyne, Inc.	319,000	21,379,380
Universal Display Corp.	80,710	11,832,086
Total		134,278,985
Software 4.7%
ACI Worldwide, Inc.(a)	220,048	6,068,924
Blackbaud, Inc.	93,630	5,487,654
CDK Global, Inc.	231,090	9,084,148
Ceridian HCM Holding, Inc.(a)	191,850	13,212,709
CommVault Systems, Inc.(a)	80,055	3,239,025
Fair Isaac Corp.(a)	55,132	22,198,900
j2 Global, Inc.(a)	88,120	6,899,796
LogMeIn, Inc.	92,920	7,888,908
Manhattan Associates, Inc.(a)	121,640	10,752,976
Paylocity Holding Corp.(a)	68,250	8,872,841
PTC, Inc.(a)	197,860	15,112,547
Teradata Corp.(a)	214,150	4,584,952
Tyler Technologies, Inc.(a)	74,210	27,851,755
Total		141,255,135
Technology Hardware, Storage & Peripherals 0.1%
NCR Corp.(a)	242,900	4,384,345
Total Information Technology		497,439,577
Materials 5.9%
Chemicals 2.6%
Ashland Global Holdings, Inc.	114,650	7,699,894
Cabot Corp.	108,459	3,874,156
Chemours Co. LLC (The)	311,240	4,080,356
Ingevity Corp.(a)	79,610	4,193,059
Minerals Technologies, Inc.	66,345	3,271,472
NewMarket Corp.	14,053	6,128,935
Olin Corp.	303,943	3,656,434
PolyOne Corp.	171,790	4,256,956

6	Columbia Mid Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RPM International, Inc.	246,851	18,459,518
Scotts Miracle-Gro Co. (The), Class A	75,427	10,753,627
Sensient Technologies Corp.	80,560	4,037,667
Valvoline, Inc.	358,627	6,580,806
Total		76,992,880
Construction Materials 0.2%
Eagle Materials, Inc.	79,250	5,290,730
Containers & Packaging 1.1%
AptarGroup, Inc.	121,692	13,555,272
Greif, Inc., Class A	49,983	1,698,422
O-I Glass, Inc.	296,250	2,269,275
Silgan Holdings, Inc.	147,600	4,935,744
Sonoco Products Co.	190,546	9,872,188
Total		32,330,901
Metals & Mining 1.8%
Allegheny Technologies, Inc.(a)	240,010	2,083,287
Carpenter Technology Corp.	90,842	2,122,978
Commercial Metals Co.	225,862	3,875,792
Compass Minerals International, Inc.	64,504	3,107,803
Reliance Steel & Aluminum Co.	126,891	12,308,427
Royal Gold, Inc.	124,855	16,630,686
Steel Dynamics, Inc.	410,129	10,893,026
United States Steel Corp.	323,680	2,602,387
Worthington Industries, Inc.	70,260	2,102,179
Total		55,726,565
Paper & Forest Products 0.2%
Domtar Corp.	109,026	2,224,130
Louisiana-Pacific Corp.	223,577	5,278,653
Total		7,502,783
Total Materials		177,843,859
Real Estate 9.5%
Equity Real Estate Investment Trusts (REITS) 9.1%
American Campus Communities, Inc.	261,563	8,448,485
Brixmor Property Group, Inc.	566,970	6,327,385
Camden Property Trust	184,327	16,878,823
CoreCivic, Inc.	226,705	2,727,261
Coresite Realty Corp.	76,710	9,574,942
Corporate Office Properties Trust	213,311	5,326,376
Common Stocks (continued)
Issuer	Shares	Value ($)
Cousins Properties, Inc.	279,375	8,694,150
CyrusOne, Inc.	215,480	16,018,783
Douglas Emmett, Inc.	313,760	9,211,994
EastGroup Properties, Inc.	73,120	8,500,200
EPR Properties	149,350	4,714,979
First Industrial Realty Trust, Inc.	241,660	9,154,081
GEO Group, Inc. (The)	230,855	2,765,643
Healthcare Realty Trust, Inc.	254,580	7,815,606
Highwoods Properties, Inc.	197,484	7,557,713
Hudson Pacific Properties, Inc.	293,940	7,104,530
JBG SMITH Properties	224,680	6,679,736
Kilroy Realty Corp.	185,655	10,604,614
Lamar Advertising Co., Class A	163,729	10,855,233
Life Storage, Inc.	88,800	8,656,224
Macerich Co. (The)	209,750	1,428,398
Mack-Cali Realty Corp.	172,378	2,621,869
Medical Properties Trust, Inc.	984,980	17,808,438
National Retail Properties, Inc.	326,728	10,255,992
Omega Healthcare Investors, Inc.	415,930	12,952,060
Park Hotels & Resorts, Inc.	455,690	4,479,433
Pebblebrook Hotel Trust	248,673	3,396,873
Physicians Realty Trust	378,170	6,530,996
PotlatchDeltic Corp.	127,955	4,349,190
PS Business Parks, Inc.	38,130	5,095,693
Rayonier, Inc.	263,535	6,258,956
Sabra Health Care REIT, Inc.	390,749	5,259,482
Service Properties Trust	313,263	2,114,525
Spirit Realty Capital, Inc.	189,840	5,397,151
STORE Capital Corp.	409,540	7,920,504
Taubman Centers, Inc.	116,539	4,817,722
Urban Edge Properties	219,220	2,137,395
Weingarten Realty Investors	230,237	4,116,638
Total		274,558,073
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	98,098	10,045,235
Total Real Estate		284,603,308

Columbia Mid Cap Index Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.3%
Electric Utilities 1.4%
Allete, Inc.	98,350	5,776,095
Hawaiian Electric Industries, Inc.	207,436	8,185,425
IDACORP, Inc.	95,939	8,944,393
OGE Energy Corp.	381,048	11,934,423
PNM Resources, Inc.	151,630	6,189,537
Total		41,029,873
Gas Utilities 1.6%
National Fuel Gas Co.	164,325	6,896,720
New Jersey Resources Corp.	181,800	6,384,816
ONE Gas, Inc.	100,390	8,429,748
Southwest Gas Holdings, Inc.	103,980	7,897,281
Spire, Inc.	97,040	7,076,157
UGI Corp.	397,871	12,668,213
Total		49,352,935
Multi-Utilities 0.7%
Black Hills Corp.	116,982	7,218,959
MDU Resources Group, Inc.	381,446	8,300,265
NorthWestern Corp.	96,030	5,773,324
Total		21,292,548
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.6%
Essential Utilities, Inc.	410,868	17,979,584
Total Utilities		129,654,940
Total Common Stocks (Cost $2,288,399,922)		2,953,462,292

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	61,066,407	61,072,513
Total Money Market Funds (Cost $61,073,373)		61,072,513
Total Investments in Securities (Cost: $2,349,473,295)		3,014,534,805
Other Assets & Liabilities, Net		(6,477,583)
Net Assets		3,008,057,222

At May 31, 2020, securities and/or cash totaling $5,955,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	336	06/2020	USD	59,213,280	5,342,227	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	20,517,021	212,318,707	(171,761,661)	(1,554)	61,072,513	15,510	42,413	61,066,407
8	Columbia Mid Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2020 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Index Fund | Quarterly Report 2020	9